                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Firsthand Capital Management, Inc.
                 ----------------------------------
   Address:      125 South Market
                 ----------------------------------
                 Suite 1200
                 ----------------------------------
                 San Jose, California 95113
                 ----------------------------------

Form 13F File Number: 28-04505
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (408) 294-2200
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Kevin Landis          San Jose, California     04/30/04
   ------------------------------- ----------------------  ------------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                        -------------------

Form 13F Information Table Entry Total:                 142
                                        -------------------

Form 13F Information Table Value Total: $         1,225,149
                                        -------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

1. The Equitable Life Assurance Society (13F file number: 28-42)

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                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 AS OF 03/31/04

      COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------- ---------------- --------- ----------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
----------------------- ---------------- --------- ----------- --------- ----- ------ ------------ ---------- ------  ------- ------
Cisco Systems, Inc.     Common Stock     17275R102 $    97,950   4155695 SH           SOLE                    4154015         1680
SanDisk Corp.           Common Stock     80004C101 $    82,545   2910610 SH           SOLE                    2909735          875
UTStarcom, Inc.         Common Stock     918076100 $    40,193   1398030 SH           SOLE                    1398030
Comverse Technology,
  Inc.                  Common Stock     205862402 $    39,380   2170900 SH           SOLE                    2170900
Lexar Media, Inc.       Common Stock     52886P104 $    38,009   2295200 SH           SOLE                    2295200
Corning, Inc.           Common Stock     219350105 $    32,923   2944819 SH           SOLE                    2943752         1067
Wind River Systems,
  Inc.                  Common Stock     973149107 $    32,818   2972600 SH           SOLE                    2972600
Websense, Inc.          Common Stock     947684106 $    27,127    916135 SH           SOLE                     916135
Zoran Corp.             Common Stock     98975F101 $    26,271   1514172 SH           SOLE                    1514172
VERITAS Software Corp.  Common Stock     923436109 $    24,244    900925 SH           SOLE                     899845         1080
Western Digital Corp.   Common Stock     958102105 $    24,043   2140940 SH           SOLE                    2140940
Stratex Networks, Inc.  Common Stock     86279T109 $    23,083   4859591 SH           SOLE                    4859591
Adobe Systems, Inc.     Common Stock     00724F101 $    22,425    570609 SH           SOLE                     570222          387
PMC-Sierra, Inc.        Common Stock     69344F106 $    21,309   1255700 SH           SOLE                    1255700
Aeroflex, Inc.          Common Stock     007768104 $    20,642   1533570 SH           SOLE                    1533570
STMicroelectronics N.V.
  - ADR                 Common Stock     861012102 $    19,961    845800 SH           SOLE                     845800
Anaren, Inc.            Common Stock     032744104 $    19,380   1221920 SH           SOLE                    1221920
L-3 Communications
  Holdings, Inc.        Common Stock     502424104 $    19,034    320000 SH           SOLE                     320000
SAP AG - ADR            ADR              803054204 $    18,886    480445 SH           SOLE                     479835          610
FLIR Systems, Inc.      Common Stock     302445101 $    17,939    470600 SH           SOLE                     470600
Concord Communications,
  Inc.                  Common Stock     206186108 $    17,399   1189300 SH           SOLE                    1189300
TriQuint Semiconductor,
  Inc.                  Common Stock     89674K103 $    17,093   2341500 SH           SOLE                    2341500
Applied Micro Circuits
  Corp.                 Common Stock     03822W109 $    16,558   2899900 SH           SOLE                    2899900
CACI International,
  Inc. - A              Common Stock     127190304 $    16,521    384200 SH           SOLE                     384200
Tekelec, Inc.           Common Stock     879101103 $    15,502    934400 SH           SOLE                     934400
Texas Instruments,
  Inc.                  Common Stock     882508104 $    13,951    477459 SH           SOLE                     476577          882
Time Warner, Inc.       Common Stock     887317105 $    13,920    825600 SH           SOLE                     824280         1320
Marvell Technology
  Group Ltd.            Common Stock     G5876H105 $    13,488    300000 SH           SOLE                     300000
Skyworks Solutions,
  Inc.                  Common Stock     83088M102 $    13,317   1141125 SH           SOLE                    1141125
InterActiveCorp         Common Stock     45840Q101 $    12,999    410970 SH           SOLE                     410370          600

      COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------- ---------------- --------- ----------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
----------------------- ---------------- --------- ----------- --------- ----- ------ ------------ ---------- ------  ------- ------
Roxio, Inc.             Common Stock     780008108 $    12,172   2723090 SH           SOLE                    2723090
Motorola, Inc.          Common Stock     620076109 $    12,148    690200 SH           SOLE                     690200
Mercury Interactive
  Corp.                 Common Stock     589405109 $    11,890    265400 SH           SOLE                     265015          385
BEA Systems, Inc.       Common Stock     073325102 $    11,746    923393 SH           SOLE                     922084         1309
QUALCOMM, Inc.          Common Stock     747525103 $    11,426    172368 SH           SOLE                     171974          394
Xilinx, Inc.            Common Stock     983919101 $    11,153    295361 SH           SOLE                     294833          528
Amdocs Ltd.             Common Stock     G02602103 $    11,106    399635 SH           SOLE                     398820          815
Flextronics
  International Ltd.    Common Stock     Y2573F102 $    10,935    639857 SH           SOLE                     638706         1151
Altera Corp.            Common Stock     021441100 $    10,713    523102 SH           SOLE                     522156          946
eBay, Inc.              Common Stock     278642103 $    10,460    150975 SH           SOLE                     150715          260
Agilent Technologies,
  Inc.                  Common Stock     00846U101 $    10,240    323749 SH           SOLE                     323165          584
Symantec Corp.          Common Stock     871503108 $    10,109    218335 SH           SOLE                     217880          455
Intel Corp.             Common Stock     458140100 $    10,003    367760 SH           SOLE                     367095          665
Anteon Corp             Common Stock     03674E108 $     9,609   332600  SH           SOLE                     332600
Taiwan Semiconductor
  Manufacturing
  Co. - ADR             ADR              874039100 $     8,626   826255  SH           SOLE                     824638         1617
Powerwave Technologies,
  Inc.                  Common Stock     739363109 $     8,568  1098500  SH           SOLE                    1098500
TranSwitch Corp.        Common Stock     894065101 $     8,531  3693000  SH           SOLE                    3693000
Intrado, Inc.           Common Stock     46117A100 $     8,082   417255  SH           SOLE                     417255
Electronic Arts, Inc.   Common Stock     285512109 $     7,938   147705  SH           SOLE                     147375          330
Microsoft Corp.         Common Stock     594918104 $     7,842   314559  SH           SOLE                     313987          572
Oracle Corp.            Common Stock     68389X105 $     7,805   650414  SH           SOLE                     649242         1172
Herley Industries, Inc. Common Stock     427398102 $     7,031   372400  SH           SOLE                     372400
PerkinElmer, Inc.       Common Stock     714046109 $     6,931   335000  SH           SOLE                     335000
ATI Technologies, Inc.  Common Stock     001941103 $     6,861   419390  SH           SOLE                     419390
TeleCommunication
  Systems, Inc. - A     Common Stock     87929J103 $     6,826   948100  SH           SOLE                     948100
EMC Corp.               Common Stock     268648102 $     6,776   498211  SH           SOLE                     496803         1408
Applied Materials, Inc. Common Stock     038222105 $     6,378   299022  SH           SOLE                     298487          535
ASML Holding N.V.       Common Stock     N07059111 $     6,369   347487  SH           SOLE                     346975          512
Pixar                   Common Stock     725811103 $     6,347    98470  SH           SOLE                      98285          185
OmniVision
  Technologies, Inc.    Common Stock     682128103 $     5,762   211000  SH           SOLE                     211000
Kopin Corp.             Common Stock     500600101 $     5,721   989715  SH           SOLE                     989715
PDF Solutions, Inc.     Common Stock     693282105 $     5,549   480410  SH           SOLE                     480410
Netflix, Inc.           Common Stock     64110L106 $     5,500   161200  SH           SOLE                     161200
Electronics For
  Imaging, Inc.         Common Stock     286082102 $     4,914   200000  SH           SOLE                     200000
SpectraLink Corp.       Common Stock     847580107 $     4,891   286700  SH           SOLE                     286700
KLA-Tencor Corp.        Common Stock     482480100 $     4,853    96518  SH           SOLE                      96344          174
Raytheon Co.            Common Stock     755111507 $     4,573   145918  SH           SOLE                     145634          284
Avici Systems, Inc.     Common Stock     05367L802 $     4,542   329095  SH           SOLE                     329095

      COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------- ---------------- --------- ----------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
----------------------- ---------------- --------- ----------- --------- ----- ------ ------------ ---------- ------  ------- ------
Alvarion Ltd.           Common Stock     M0861T100 $     4,510    355425 SH           SOLE                     355425
Teradyne, Inc.          Common Stock     880770102 $     4,425    185698 SH           SOLE                     185369          329
Power Integrations,
  Inc.                  Common Stock     739276103 $     4,120    140900 SH           SOLE                     140900
Chordiant Software,
  Inc.                  Common Stock     170404107 $     4,091    780665 SH           SOLE                     780665
ViaSat, Inc.            Common Stock     92552V100 $     3,839    154300 SH           SOLE                     154300
Intevac, Inc.           Common Stock     461148108 $     3,667    355645 SH           SOLE                     355645
REMEC, Inc.             Common Stock     759543101 $     3,344    440000 SH           SOLE                     440000
iShares Goldman Sachs
  Networking            Common Stock     464287531 $     3,241    103400 SH           SOLE                     103400
Applied Films
  Corporation           Common Stock     038197109 $     3,221    115000 SH           SOLE                     115000
CNET Networks, Inc.     Common Stock     12613R104 $     2,641    255400 SH           SOLE                     255400
Harris Corp.            Common Stock     413875105 $     2,584     53385 SH           SOLE                      53385
Agere Systems, Inc.
  - A                   Common Stock     00845V100 $     2,558    799530 SH           SOLE                     799530
WebEx Communications,
  Inc.                  Common Stock     94767L109 $     2,500     84100 SH           SOLE                      84100
Yahoo! Inc.             Common Stock     984332106 $     2,424     50000 SH           SOLE                      50000
ChipPAC, Inc.           Common Stock     169657103 $     2,256    285225 SH           SOLE                     285225
First Data Corp.        Common Stock     319963104 $     2,154     51100 SH           SOLE                      51100
Enterasys Networks,
  Inc.                  Common Stock     293637104 $     2,070    818200 SH           SOLE                     818200
Cognizant Technology
  Solutions Corp.       Common Stock     192446102 $     2,036     45000 SH           SOLE                      45000
VeriSign, Inc.          Common Stock     92343E102 $     2,032    122500 SH           SOLE                     122500
Teledyne Technologies,
  Inc.                  Common Stock     879360105 $     2,028    108425 SH           SOLE                     108425
Microvision, Inc.       Common Stock     594960106 $     2,021    231210 SH           SOLE                     231210
MIPS Technologies, Inc. Common Stock     604567107 $     2,013    350000 SH           SOLE                     350000
Macromedia, Inc.        Common Stock     556100105 $     1,985     98900 SH           SOLE                      98900
Amkor Technology, Inc.  Common Stock     031652100 $     1,836    125500 SH           SOLE                     125500
j2 Global
  Communications, Inc.  Common Stock     46626E205 $     1,768     78300 SH           SOLE                      78300
Advanced Fibre
  Communications, Inc.  Common Stock     00754A105 $     1,767     80000 SH           SOLE                      80000
PEC Solutions, Inc.     Common Stock     705107100 $     1,682    127215 SH           SOLE                     127215
Ceragon Networks Ltd.   Common Stock     M22013102 $     1,678    265900 SH           SOLE                     265900
Liberty Media Corp. - A Common Stock     530718105 $     1,669    152462 SH           SOLE                     152462
Manhattan Associates,
  Inc.                  Common Stock     562750109 $     1,666     59900 SH           SOLE                      59900
Witness Systems, Inc.   Common Stock     977424100 $     1,641    127000 SH           SOLE                     127000
Genesis Microchip, Inc. Common Stock     37184C103 $     1,633     97500 SH           SOLE                      97500
Retalix Limited         Common Stock     M8215W109 $     1,582     78805 SH           SOLE                      78805
Take-Two Interactive
  Software Inc          Common Stock     874054109 $     1,534     41700 SH           SOLE                      41700
Maxtor Corp.            Common Stock     577729205 $     1,502    184350 SH           SOLE                     184350
Celeritek, Inc.         Common Stock     150926103 $     1,351    422200 SH           SOLE                     422200
Global Payments, Inc.   Common Stock     37940X102 $     1,348     29900 SH           SOLE                      29900
Digital Insight Corp.   Common Stock     25385P106 $     1,347     65000 SH           SOLE                      65000

      COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------- ---------------- --------- ----------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
----------------------- ---------------- --------- ----------- --------- ----- ------ ------------ ---------- ------  ------- ------
WebMD Corporation       Common Stock     94769M105 $     1,334    150000 SH           SOLE                     150000
Amazon.com, Inc.        Common Stock     023135106 $     1,298     30000 SH           SOLE                      30000
Finisar Corp.           Common Stock     31787A101 $     1,267    586500 SH           SOLE                     586500
Cognos, Inc.            Common Stock     19244C109 $     1,242     40000 SH           SOLE                      40000
@Road, Inc.             Common Stock     04648K105 $     1,217     99200 SH           SOLE                      99200
Drugstore.com, Inc.     Common Stock     262241102 $     1,198    222700 SH           SOLE                     222700
Business Objects
  SA - ADR              ADR              12328X107 $     1,152     40420 SH           SOLE                      40210          210
SafeNet, Inc            Common Stock     78645R107 $     1,126     30000 SH           SOLE                      30000
Applied Signal
  Technology, Inc.      Common Stock     038237103 $     1,097     40000 SH           SOLE                      40000
Fair Isaac, Inc.        Common Stock     303250104 $     1,082     30000 SH           SOLE                      30000
Universal Display Corp  Common Stock     91347P105 $     1,026     80000 SH           SOLE                      80000
Cisco Systems, Inc.     Common Stock     17275R103 $     1,021    434300 SH    CALL   SOLE                     434300
LeapFrog Enterprises,
  Inc.                  Common Stock     52186N106 $       845     43645 SH           SOLE                      43645
E*TRADE FINANCIAL Corp. Common Stock     269246104 $       809     60000 SH           SOLE                      60000
Autobytel, Inc.         Common Stock     05275N106 $       792     60000 SH           SOLE                      60000
Ameritrade Holding
  Corp.                 Common Stock     03074K100 $       770     50000 SH           SOLE                      50000
Cree, Inc.              Common Stock     225447101 $       687     30900 SH           SOLE                      30900
O2Micro International
  Ltd.                  Common Stock     G6797E106 $       640     37400 SH           SOLE                      37400
Overstock.com, Inc.     Common Stock     690370101 $       618     20000 SH           SOLE                      20000
Certegy, Inc.           Common Stock     156880106 $       613     17500 SH           SOLE                      17500
The News Corp. Ltd.     Common Stock     652487703 $       550     15300 SH           SOLE                      15300
RADWARE LTD.            Common Stock     M81873107 $       531     20000 SH           SOLE                      20000
LivePerson, Inc.        Common Stock     538146101 $       530    100000 SH           SOLE                     100000
Monster Worldwide, Inc. Common Stock     611742107 $       524     20000 SH           SOLE                      20000
Drexler Technology Corp Common Stock     261876106 $       493     36995 SH           SOLE                      36995
Raindance
  Communications, Inc.  Common Stock     75086X106 $       493    172880 SH           SOLE                     172880
Red Hat, Inc.           Common Stock     756577102 $       461     20000 SH           SOLE                      20000
Sigmatel, Inc.          Common Stock     82661W107 $       445     20000 SH           SOLE                      20000
ILOG SA - ADR           Common Stock     452360100 $       437     41700 SH           SOLE                      41700
Infineon
  Technologies-ADR      Common Stock     45662N103 $       420     28700 SH           SOLE                      28700
Ask Jeeves, Inc.        Common Stock     045174109 $       357     10000 SH           SOLE                      10000
Ebookers PLC            Common Stock     278725106 $       220     20000 SH           SOLE                      20000
Vyyo, Inc.              Common Stock     918458209 $       100     15000 SH           SOLE                      15000
1-800-FLOWERS.COM,
  Inc. - A              Common Stock     68243Q106 $        96     10000 SH           SOLE                      10000
Metro One
  Telecommunications    Common Stock     59163F105 $        38     16515 SH           SOLE                      16515
Read-Rite Corp.         Common Stock     755246204 $        19    960000 SH           SOLE                     960000
                                               142 $ 1,225,149